1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000
VIA EDGAR
February 1, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust Post-Effective Amendment No. 29 to Registration Statement on Form N-1A Securities Act File No. 333-91278 Investment Company Act File No. 811-21128
Ladies and Gentlemen:
Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Variable Equity Trust, a Maryland business trust (the “Trust”), Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.
The Amendment is being filed to designate a new effective date for Post-Effective Amendment No. 26 to the Trust’s Registration Statement, which was filed on November 13, 2009 and proposed an effective date of February 1, 2010. The Amendment designates an effective date of February 26, 2010 pursuant to Rule 485(b)(1)(iii) under the 1933 Act. The Amendment and Post-Effective Amendment No. 26 relate to Legg Mason ClearBridge Variable Aggressive Growth Portfolio, Legg Mason ClearBridge Variable Dividend Strategy Portfolio, Legg Mason ClearBridge Variable Large Cap Growth Portfolio, Legg Mason ClearBridge Variable Mid Cap Core Portfolio, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio and Legg Mason Investment Counsel Variable Social Awareness Portfolio, each a series of the Trust.
The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.
Very truly yours,

/s/ Y. Rachel Kuo Y. Rachel Kuo
Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC George Hoyt, Legg Mason & Co., LLC Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
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